Basis of Presentation and Summary of Significant Accounting Policies - IPO (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended
	Jun. 27, 2015	Sep. 26, 2015	Jun. 11, 2015	Dec. 27, 2014	Dec. 28, 2013
Debt Instrument [Line Items]
Par value (in usd per share)		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Price per share initial public offering			$ 19.00
Issuance of common stock in connection with the IPO, net of transaction expenses		$ 34,651
Secured Debt [Member]
Debt Instrument [Line Items]
Repayments of debt	$ 32,000	32,000
IPO [Member]
Debt Instrument [Line Items]
Shares sold initial public offering			6,670,000
Shares Sold Initial Public Offering, Offered by the Company, Value		40,800
Shares Sold Initial Public Offering, Offered by the Selling Stockholders, Value		85,900
IPO related expenses netted against proceeds		$ 3,200
Shares sold initial public offering, offered by the selling stockholders			4,520,000
Shares sold initial public offering, offered by the company			2,150,000